LONG-TERM DEBT AND OTHER DEBTS (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Schedule of Long-term and Other Debts

	June 30, 2024	December 31, 2023
	$	$
Credit Agreement with Banking Syndicate, secured, maturing August 11, 2025 (Note 7.1)	112,200,000	70,000,000
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.2)	26,932,757	23,573,074
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.3)	15,093,134	15,124,280
Loans on research and development tax credits and subsidies receivable (Note 7.4)	21,918,609	22,682,595
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 7.5)	2,640	10,361
Credit facility for the supplier payment program (Note 7.6)	9,965,193	4,363,520
Non-Convertible Debentures issued as part of 2023 Debenture Financing (Note 7.7, Note 7.7.1)	45,592,369	44,532,212
Convertible Debentures issued as part of 2023 Debenture Financing (Note 7.7, Note 7.7.2)	47,870,182	44,656,323
	279,574,884	224,942,365
Current portion of long-term debt and other debts	31,886,443	27,056,476
Long-term portion of long-term debt and other debts	247,688,441	197,885,889
As at June 30, 2024, the weighted average all-in interest rate was 8.0%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
SOFR loans in the amount of US$70,000,000	July 2024	6.94%- 8.94%, including spread of 1.50%- 3.50%
US base loans in the amount of US$42,200,000	July 2024	9.25%- 11.25%, including spread of 0.25%- 0.50%
As at December 31, 2023, the weighted average all-in interest rate was 6.96%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
Loans in the amount of US$70,000,000	January 2024	6.94% - 6.98%, including spread of 1.50%
As at June 30, 2024 and December 31, 2023, the carrying amounts for Credit Facility for the supplier payment program were as follows:

	June 30, 2024	December 31, 2023
Carrying amount
Presented in long-term debts and other debts of which suppliers have received payments	$9,965,193	$4,363,520

Range of payment due date
Liabilities that are part of the arrangements	119-120 days after invoice date	119 - 120 days after invoice date
Comparable trade payables that are not part of the arrangements	Net 30 days - net 60 days	Net 30 days
The expected volatility was determined by reference to historical data of comparable entities over the expected life of the conversion options on convertible debt instruments.
The Group has recognized the following conversion options on convertible debt instruments:

	June 30, 2024	December 31, 2023
	$	$
Beginning balance	25,034,073	30,342,059
Paid in kind interest	4,950,035	3,551,316
Fair value adjustment	(23,217,793)	(8,533,552)
Foreign currency translation adjustment	(739,817)	(325,750)
Ending balance	6,026,498	25,034,073

Schedule of Non-Convertible Debenture
The Group has recognized the following movements related to the SIF Loan:

	June 30, 2024	December 31, 2023
	$	$
Beginning balance	15,124,280	6,189,814
Addition	185,486	8,903,080
Accretion expense	294,882	403,408
Foreign currency translation adjustment	(511,514)	(372,022)
Ending balance	15,093,134	15,124,280
The Group has recognized the following movements related to the Non-Convertible Debenture:

	June 30, 2024	December 31, 2023
	$	$
Beginning Balance	44,532,212	42,237,853
Accretion expense	2,579,296	2,346,874
Foreign currency translation adjustment	(1,519,139)	(52,515)
Ending balance	45,592,369	44,532,212

Schedule of Convertible Debenture
The Group has recognized the following movements related to the Convertible Debenture:

	June 30, 2024	December 31, 2023
	$	$
Beginning balance	44,656,323	41,743,240
Accretion expense	3,213,859	2,913,083
Ending balance	47,870,182	44,656,323